Other current assets (Details) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Other Current Assets [Abstract]
Advances to employees	$ 313,167	$ 346,827
Service tax and other tax credit receivable	694,595	184,084
Other receivables	162,438	133,642
Total	$ 1,170,200	$ 664,553